Operating Segment Information - Financial Information by Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Revenues:
Revenues	$ 2,173	$ 2,212	$ 1,938
Segment Adjusted EBITDA
Segment adjusted EBITDA	53	180	136
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(76)	(71)	(64)
Interest income	15	12	12
Income tax (expense) benefit	(63)	31	(12)
Depreciation and amortization	(107)	(119)	(114)
Net income attributable to noncontrolling interests	7	3	7
Other adjustments:
Business acquisition and integration expense	(1)	(1)	(1)
Separation (expense) gain, net	(2)	(3)	10
Gain (loss) on disposition of businesses/assets	40	(9)	5
Certain legal expenses/ settlements	81	(5)	(6)
Amortization of pension and postretirement actuarial losses	(2)	(11)	(13)
Net plant incident costs, net	16	(13)	(7)
Restructuring, impairment and plant closing and transition costs	(142)	(68)	(58)
Net loss	(181)	(74)	(105)
Depreciation and Amortization:
Depreciation and amortization	107	119	114
Capital Expenditures:
Capital Expenditures	69	73	69
Total Assets:
Total Assets	2,069	2,364
Titanium Dioxide
Revenues:
Revenues	1,597	1,665	1,431
Performance Additives
Revenues:
Revenues	576	547	507
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	96	230	182
Operating segments | Titanium Dioxide
Segment Adjusted EBITDA
Segment adjusted EBITDA	43	165	127
Reconciliation of adjusted EBITDA to net loss:
Depreciation and amortization	(83)	(89)	(85)
Depreciation and Amortization:
Depreciation and amortization	83	89	85
Capital Expenditures:
Capital Expenditures	52	61	60
Total Assets:
Total Assets	1,480	1,614
Operating segments | Performance Additives
Segment Adjusted EBITDA
Segment adjusted EBITDA	53	65	55
Reconciliation of adjusted EBITDA to net loss:
Depreciation and amortization	(24)	(29)	(26)
Depreciation and Amortization:
Depreciation and amortization	24	29	26
Capital Expenditures:
Capital Expenditures	17	12	9
Total Assets:
Total Assets	195	481
Operating segments | Assets held for sale
Total Assets:
Total Assets	198	0
Corporate and Other
Segment Adjusted EBITDA
Segment adjusted EBITDA	(43)	(50)	(46)
Reconciliation of adjusted EBITDA to net loss:
Depreciation and amortization	0	(1)	(3)
Depreciation and Amortization:
Depreciation and amortization	0	1	$ 3
Total Assets:
Total Assets	$ 196	$ 269